Consolidated Statements of Changes in Equity (USD $)	Total	Ordinary shares	Additional paid-in capital	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income	Treasury stock	Total	Noncontrolling interests
Beginning Balance at Dec. 31, 2011	$ 196,894,560	$ 945,666	$ 160,632,659	$ 15,960,272	$ 30,320,856	$ (11,463,946)	$ 196,395,507	$ 499,053
Beginning Balance (in shares) at Dec. 31, 2011		94,566,617				(4,627,833)
Net income (loss)	(17,918,395)	0	0	(17,926,074)	0	0	(17,926,074)	7,679
Foreign currency translation adjustments	400,568	0	0	0	399,847	0	399,847	721
Exercise of restricted share units (in shares)		50,892				0
Exercise of restricted share units	0	509	(509)	0	0	0	0	0
Share-based compensation	424,445	0	424,445	0	0	0	424,445	0
Ending Balance at Dec. 31, 2012	179,801,178	946,175	161,056,595	(1,965,802)	30,720,703	(11,463,946)	179,293,725	507,453
Ending Balance (in shares) at Dec. 31, 2012		94,617,509				(4,627,833)
Net income (loss)	(39,908,233)	0	0	(39,895,878)	0	0	(39,895,878)	(12,355)
Foreign currency translation adjustments	4,578,301	0	0	0	4,564,209	0	4,564,209	14,092
Repurchase of ordinary shares (in shares)		0				(7,859,550)
Repurchase of ordinary shares	(8,645,505)	0	0	0	0	(8,645,505)	(8,645,505)	0
Exercise of restricted share units (in shares)		319,665				0
Exercise of restricted share units	0	3,197	(3,197)	0	0	0	0	0
Share-based compensation	446,412	0	446,412	0	0	0	446,412	0
Ending Balance at Dec. 31, 2013	136,272,153	949,372	161,499,810	(41,861,680)	35,284,912	(20,109,451)	135,762,963	509,190
Ending Balance (in shares) at Dec. 31, 2013	94,937,174	94,937,174				(12,487,383)
Net income (loss)	(44,326,409)	0	0	(44,328,912)	0	0	(44,328,912)	2,503
Foreign currency translation adjustments	(701,895)	0	0	0	(700,108)	0	(700,108)	(1,787)
Exercise of restricted share units (in shares)		300,000				0
Exercise of restricted share units	0	3,000	(3,000)	0	0	0	0	0
Share-based compensation	428,000	0	428,000	0	0	0	428,000	0
Ending Balance at Dec. 31, 2014	$ 91,671,849	$ 952,372	$ 161,924,810	$ (86,190,592)	$ 34,584,804	$ (20,109,451)	$ 91,161,943	$ 509,906
Ending Balance (in shares) at Dec. 31, 2014	95,237,174	95,237,174				(12,487,383)